March 3, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

Re:        Calamos Dynamic Convertible and Income Fund (1933 Act File No. _______________, 1940 Act File No. 811-22949)

Ladies and Gentleman:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), Rule 415(a)(1)(x)  thereunder and the Investment Company Act of 1940, as amended, on behalf of Calamos Dynamic Convertible and Income Fund, a Delaware statutory trust.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-8394.

Very truly yours,

/s/ J. Christopher Jackson
J. Christopher Jackson

cc:	John P. Calamos, Sr.
Erik D. Ojala, Esq.
Susan Schoenberger, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP
Elizabeth Madsen, Esq., Ropes & Gray LLP